Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 23 – COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters.  The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. As of March 31, 2025 and 2024, no such contingent liabilities are assessed as probable.